Short-Term Bond Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg® 1-3 Year U.S. Government/Credit Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	1.97%	2.09%
Bloomberg® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Short-Term Bond Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	5.70%	2.20%	2.40%